Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2026	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
C000016568
Account Value [Line Items]
Accumulated Value	$ 9,425	$ 9,427	$ 9,360	$ 9,434	$ 9,795	$ 9,865	$ 10,261	$ 10,573	$ 10,930	$ 11,293	$ 11,216	$ 11,259		$ 11,307	$ 11,636	$ 11,866	$ 11,859	$ 11,924	$ 12,381	$ 11,801	$ 11,880	$ 11,914	$ 11,693	$ 11,475	$ 11,755	$ 11,526	$ 11,463	$ 10,660	$ 10,525	$ 10,178	$ 10,856	$ 11,120	$ 10,963	$ 11,318	$ 10,444	$ 11,011	$ 10,866	$ 10,518	$ 11,095	$ 11,621	$ 11,862	$ 12,329	$ 12,122	$ 11,147	$ 9,161	$ 9,929	$ 10,424	$ 10,848	$ 10,890	$ 11,388	$ 11,040	$ 10,471	$ 12,041	$ 12,661	$ 12,401	$ 12,728	$ 13,252	$ 13,489	$ 14,106	$ 13,776	$ 13,752	$ 13,829	$ 13,204	$ 13,377	$ 12,927	$ 13,796	$ 13,578	$ 13,140	$ 13,101	$ 12,203	$ 12,624	$ 11,287	$ 11,648	$ 10,965	$ 9,975	$ 10,620	$ 12,125	$ 11,931	$ 12,992	$ 12,711	$ 13,055	$ 13,101	$ 12,489	$ 13,095	$ 13,615	$ 13,183	$ 12,813	$ 12,293	$ 13,274	$ 14,132	$ 13,988	$ 14,253	$ 14,690	$ 14,206	$ 14,911	$ 14,120	$ 14,693	$ 15,181	$ 15,196	$ 14,590	$ 14,543	$ 14,428	$ 15,147	$ 16,130	$ 16,378	$ 16,711	$ 17,222	$ 17,660	$ 17,606	$ 18,589	$ 19,018	$ 19,100	$ 20,113	$ 20,855	$ 22,197	$ 23,554	$ 21,589	$ 22,358	$ 22,928	$ 22,683	$ 23,963	$ 24,255
C000016571
Account Value [Line Items]
Accumulated Value	10,000	9,998	9,920	9,993	10,369	10,436	10,844	11,168	11,539	11,911	11,825	11,863		11,901	12,241	12,473	12,458	12,519	12,990	12,376	12,452	12,480	12,242	12,006	12,291	12,047	11,972	11,128	10,978	10,608	11,311	11,580	11,409	11,774	10,856	11,439	11,284	10,914	11,505	12,045	12,288	12,762	12,539	11,525	9,465	10,253	10,757	11,190	11,226	11,732	11,367	10,776	12,381	13,013	12,738	13,065	13,598	13,831	14,457	14,109	14,076	14,147	13,499	13,666	13,199	14,077	13,846	13,394	13,346	12,422	12,843	11,475	11,834	11,134	10,122	10,772	12,292	12,085	13,152	12,857	13,199	13,236	12,611	13,213	13,731	13,285	12,903	12,371	13,352	14,207	14,053	14,311	14,741	14,246	14,942	14,142	14,705	15,186	15,192	14,578	14,521	14,398	15,103	16,075	16,315	16,633	17,132	17,556	17,490	18,456	18,868	18,940	19,931	20,654	21,968	23,298	21,343	22,088	22,636	22,379	23,629	23,901
C000149477
Account Value [Line Items]
Accumulated Value	10,000	10,005	9,938	10,022	10,409	10,486	10,908	11,246	11,630	12,018	11,942	11,993		12,041	12,397	12,645	12,640	12,717	13,208	12,593	12,683	12,722	12,488	12,262	12,564	12,325	12,260	11,409	11,267	10,899	11,628	11,914	11,753	12,138	11,202	11,813	11,663	11,292	11,914	12,485	12,747	13,254	13,034	11,993	9,858	10,690	11,227	11,688	11,736	12,276	11,903	11,295	12,991	13,667	13,391	13,748	14,322	14,582	15,253	14,902	14,881	14,971	14,299	14,492	14,008	14,957	14,723	14,255	14,216	13,246	13,711	12,262	12,658	11,920	10,849	11,554	13,195	12,988	14,151	13,846	14,229	14,282	13,619	14,285	14,857	14,391	13,993	13,430	14,509	15,452	15,300	15,590	16,078	15,555	16,329	15,468	16,103	16,645	16,665	16,007	15,955	15,834	16,628	17,712	17,995	18,365	18,932	19,422	19,369	20,456	20,937	21,033	22,157	22,981	24,467	25,974	23,814	24,671	25,307	25,044	26,468	26,797
C000016572
Account Value [Line Items]
Accumulated Value	10,000	10,002	9,934	10,015	10,401	10,477	10,896	11,231	11,615	12,003	11,924	11,973		12,021	12,374	12,620	12,615	12,689	13,176	12,564	12,650	12,686	12,455	12,226	12,525	12,286	12,220	11,367	11,226	10,859	11,585	11,869	11,704	12,088	11,156	11,764	11,612	11,242	11,858	12,426	12,688	13,188	12,970	11,931	9,805	10,632	11,163	11,621	11,668	12,205	11,833	11,227	12,912	13,582	13,306	13,659	14,228	14,484	15,150	14,800	14,777	14,865	14,194	14,384	13,903	14,842	14,609	14,142	14,103	13,139	13,598	12,158	12,548	11,818	10,753	11,451	13,077	12,872	14,020	13,717	14,093	14,145	13,487	14,145	14,711	14,246	13,852	13,292	14,356	15,291	15,138	15,424	15,902	15,383	16,150	15,297	15,921	16,454	16,476	15,823	15,772	15,651	16,436	17,506	17,781	18,144	18,703	19,187	19,132	20,205	20,676	20,771	21,877	22,688	24,153	25,636	23,505	24,345	24,973	24,708	26,109	26,432
C000016573
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,000,492	993,610	1,001,966	1,040,290	1,047,946	1,090,058	1,123,748	1,162,031	1,200,825	1,193,168	1,198,273		1,202,867	1,238,343	1,263,100	1,262,589	1,270,022	1,318,979	1,257,717	1,266,356	1,270,022	1,246,721	1,223,944	1,254,051	1,230,227	1,223,682	1,138,333	1,124,196	1,087,340	1,160,210	1,188,760	1,172,446	1,210,784	1,117,521	1,178,156	1,162,929	1,125,679	1,187,401	1,244,228	1,270,331	1,320,480	1,298,542	1,194,479	981,852	1,064,821	1,118,259	1,164,103	1,168,885	1,223,166	1,186,041	1,125,291	1,294,042	1,361,363	1,333,569	1,369,100	1,426,122	1,452,197	1,518,962	1,483,717	1,481,711	1,490,594	1,423,543	1,442,455	1,394,316	1,488,401	1,465,457	1,418,376	1,414,502	1,317,957	1,363,846	1,219,625	1,258,958	1,185,357	1,078,681	1,149,004	1,311,998	1,291,234	1,406,600	1,376,370	1,414,311	1,419,555	1,353,544	1,419,864	1,476,621	1,430,043	1,390,251	1,334,110	1,441,148	1,534,768	1,519,740	1,548,517	1,596,798	1,544,360	1,621,418	1,535,727	1,598,717	1,652,434	1,654,672	1,589,124	1,584,008	1,571,993	1,650,576	1,758,215	1,785,950	1,822,270	1,878,731	1,927,268	1,921,655	2,029,624	2,076,840	2,086,415	2,197,686	2,279,079	2,426,379	2,575,716	2,361,554	2,446,064	2,509,193	2,482,720	2,623,232	2,655,136
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,566	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,968	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,463	19,891	19,612	20,448	20,840	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,566	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,968	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,463	19,891	19,612	20,448	20,840	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,566	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,968	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,463	19,891	19,612	20,448	20,840	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,566	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,968	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,463	19,891	19,612	20,448	20,840	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,012,284	991,578	971,830	1,005,061	1,034,216	1,049,005	1,077,883	1,105,310	1,145,879	1,143,852	1,176,847		1,176,404	1,205,674	1,223,982	1,236,821	1,256,673	1,319,707	1,260,141	1,237,429	1,265,683	1,237,233	1,222,117	1,252,200	1,228,017	1,238,675	1,140,086	1,138,649	1,083,375	1,154,575	1,184,007	1,191,473	1,224,972	1,166,142	1,235,324	1,219,639	1,188,043	1,222,088	1,265,997	1,280,269	1,321,877	1,294,266	1,177,267	1,020,139	1,086,043	1,133,335	1,171,925	1,199,241	1,260,895	1,228,133	1,179,095	1,361,871	1,425,193	1,410,009	1,441,635	1,474,783	1,519,159	1,568,700	1,551,046	1,562,725	1,590,290	1,544,138	1,582,117	1,508,479	1,585,719	1,509,091	1,482,408	1,491,936	1,395,416	1,405,877	1,275,429	1,338,984	1,275,389	1,156,080	1,218,248	1,355,466	1,356,555	1,466,405	1,435,806	1,471,391	1,512,933	1,448,909	1,514,848	1,563,863	1,503,948	1,452,577	1,393,687	1,523,046	1,603,964	1,613,195	1,642,724	1,696,753	1,653,301	1,717,342	1,689,618	1,739,186	1,795,738	1,812,321	1,713,765	1,704,042	1,665,289	1,752,803	1,786,796	1,779,587	1,861,102	1,946,253	1,989,136	1,961,215	2,044,826	2,083,961	2,108,476	2,121,568	2,185,213	2,299,247	2,405,627	2,158,088	2,318,873	2,389,991	2,391,593	2,438,399	2,486,921
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,120	10,058	10,518	10,777	10,851	11,154	11,388	11,652	11,687	12,078		12,003	12,373	12,469	12,581	12,773	13,463	12,823	12,514	12,900	12,341	12,184	12,534	12,078	12,328	11,509	11,445	10,886	11,614	11,808	11,748	12,021	11,325	11,929	11,660	11,181	11,721	12,144	12,192	12,637	12,180	11,028	9,074	9,559	9,850	10,201	10,221	10,820	10,323	9,907	11,783	12,305	12,209	12,791	13,221	13,474	13,940	13,619	13,586	13,740	13,488	13,703	12,878	13,645	13,788	13,600	13,691	12,998	13,318	11,992	12,242	11,829	10,768	11,463	12,723	12,883	13,878	13,683	13,648	14,088	13,329	14,079	14,719	14,282	14,161	13,538	14,611	15,325	15,315	15,342	16,012	15,848	16,472	16,014	16,764	17,194	17,438	16,619	16,491	16,196	17,022	17,657	18,069	18,801	19,556	19,896	19,947	21,089	21,366	21,529	22,114	23,039	24,351	25,795	23,499	24,923	25,436	25,258	26,709	27,096
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,120	10,058	10,518	10,777	10,851	11,154	11,388	11,652	11,687	12,078		12,003	12,373	12,469	12,581	12,773	13,463	12,823	12,514	12,900	12,341	12,184	12,534	12,078	12,328	11,509	11,445	10,886	11,614	11,808	11,748	12,021	11,325	11,929	11,660	11,181	11,721	12,144	12,192	12,637	12,180	11,028	9,074	9,559	9,850	10,201	10,221	10,820	10,323	9,907	11,783	12,305	12,209	12,791	13,221	13,474	13,940	13,619	13,586	13,740	13,488	13,703	12,878	13,645	13,788	13,600	13,691	12,998	13,318	11,992	12,242	11,829	10,768	11,463	12,723	12,883	13,878	13,683	13,648	14,088	13,329	14,079	14,719	14,282	14,161	13,538	14,611	15,325	15,315	15,342	16,012	15,848	16,472	16,014	16,764	17,194	17,438	16,619	16,491	16,196	17,022	17,657	18,069	18,801	19,556	19,896	19,947	21,089	21,366	21,529	22,114	23,039	24,351	25,795	23,499	24,923	25,436	25,258	26,709	27,096
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,120	10,058	10,518	10,777	10,851	11,154	11,388	11,652	11,687	12,078		12,003	12,373	12,469	12,581	12,773	13,463	12,823	12,514	12,900	12,341	12,184	12,534	12,078	12,328	11,509	11,445	10,886	11,614	11,808	11,748	12,021	11,325	11,929	11,660	11,181	11,721	12,144	12,192	12,637	12,180	11,028	9,074	9,559	9,850	10,201	10,221	10,820	10,323	9,907	11,783	12,305	12,209	12,791	13,221	13,474	13,940	13,619	13,586	13,740	13,488	13,703	12,878	13,645	13,788	13,600	13,691	12,998	13,318	11,992	12,242	11,829	10,768	11,463	12,723	12,883	13,878	13,683	13,648	14,088	13,329	14,079	14,719	14,282	14,161	13,538	14,611	15,325	15,315	15,342	16,012	15,848	16,472	16,014	16,764	17,194	17,438	16,619	16,491	16,196	17,022	17,657	18,069	18,801	19,556	19,896	19,947	21,089	21,366	21,529	22,114	23,039	24,351	25,795	23,499	24,923	25,436	25,258	26,709	27,096
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,120	10,058	10,518	10,777	10,851	11,154	11,388	11,652	11,687	12,078		12,003	12,373	12,469	12,581	12,773	13,463	12,823	12,514	12,900	12,341	12,184	12,534	12,078	12,328	11,509	11,445	10,886	11,614	11,808	11,748	12,021	11,325	11,929	11,660	11,181	11,721	12,144	12,192	12,637	12,180	11,028	9,074	9,559	9,850	10,201	10,221	10,820	10,323	9,907	11,783	12,305	12,209	12,791	13,221	13,474	13,940	13,619	13,586	13,740	13,488	13,703	12,878	13,645	13,788	13,600	13,691	12,998	13,318	11,992	12,242	11,829	10,768	11,463	12,723	12,883	13,878	13,683	13,648	14,088	13,329	14,079	14,719	14,282	14,161	13,538	14,611	15,325	15,315	15,342	16,012	15,848	16,472	16,014	16,764	17,194	17,438	16,619	16,491	16,196	17,022	17,657	18,069	18,801	19,556	19,896	19,947	21,089	21,366	21,529	22,114	23,039	24,351	25,795	23,499	24,923	25,436	25,258	26,709	27,096
DWS Index: MSCI EAFE® Value Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,009,667	$ 1,012,024	$ 1,005,777	$ 1,051,819	$ 1,077,718	$ 1,085,086	$ 1,115,434	$ 1,138,836	$ 1,165,210	$ 1,168,730	$ 1,207,823		$ 1,200,287	$ 1,237,305	$ 1,246,888	$ 1,258,064	$ 1,277,349	$ 1,346,319	$ 1,282,342	$ 1,251,446	$ 1,289,999	$ 1,234,089	$ 1,218,440	$ 1,253,418	$ 1,207,827	$ 1,232,797	$ 1,150,944	$ 1,144,540	$ 1,088,581	$ 1,161,439	$ 1,180,754	$ 1,174,750	$ 1,202,120	$ 1,132,534	$ 1,192,873	$ 1,166,046	$ 1,118,145	$ 1,172,102	$ 1,214,389	$ 1,219,194	$ 1,263,715	$ 1,218,019	$ 1,102,752	$ 907,373	$ 955,939	$ 985,017	$ 1,020,138	$ 1,022,118	$ 1,081,952	$ 1,032,270	$ 990,702	$ 1,178,315	$ 1,230,510	$ 1,220,916	$ 1,279,079	$ 1,322,122	$ 1,347,366	$ 1,394,028	$ 1,361,914	$ 1,358,589	$ 1,373,977	$ 1,348,758	$ 1,370,267	$ 1,287,825	$ 1,364,531	$ 1,378,751	$ 1,360,011	$ 1,369,084	$ 1,299,819	$ 1,331,817	$ 1,199,208	$ 1,224,184	$ 1,182,878	$ 1,076,829	$ 1,146,284	$ 1,272,275	$ 1,288,347	$ 1,387,794	$ 1,368,347	$ 1,364,806	$ 1,408,785	$ 1,332,920	$ 1,407,857	$ 1,471,875	$ 1,428,236	$ 1,416,118	$ 1,353,833	$ 1,461,119	$ 1,532,494	$ 1,531,464	$ 1,534,248	$ 1,601,161	$ 1,584,786	$ 1,647,228	$ 1,601,371	$ 1,676,440	$ 1,719,355	$ 1,743,756	$ 1,661,854	$ 1,649,054	$ 1,619,596	$ 1,702,223	$ 1,765,701	$ 1,806,868	$ 1,880,147	$ 1,955,613	$ 1,989,591	$ 1,994,703	$ 2,108,872	$ 2,136,612	$ 2,152,852	$ 2,211,401	$ 2,303,853	$ 2,435,130	$ 2,579,457	$ 2,349,861	$ 2,492,290	$ 2,543,640	$ 2,525,790	$ 2,670,948	$ 2,709,601